FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
11.	FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Company measures financial instruments held, at fair value and long-term available-for-sale securities on a recurring basis.

The fair value of the Company’s financial instruments held, at fair value are determined based on the quoted market price (Level 1). The Company’s derivatives are classified as Level 2 of the fair value hierarchy since inputs to their valuation can be generally corroborated by market data.

The Group measured the fair value of its long-term available-for-sale securities using market approach and discounted cash flow approach and considered those as Level 3 measurement because the Group used unobservable inputs to determine their fair values. As of December 31, 2020 and 2021, recent transaction price was used of market approach and discounted cash flow approach. The unobservable inputs were discounts for lack of marketability for such market approach and discount rates for discounted cash flow approach as of December 31, 2020 and 2021. Significant increases or decreases in any of those inputs in isolation would result in a significant change in fair value measurement.

11.	FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a recurring basis (Continued)

As of December 31, 2020 and 2021, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2020
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	283,764	—	—	283,764
Corporate bonds	263,750	—	—	263,750
Stock	15,022	—	—	15,022
Long‑term available-for-sale securities	—	—	3,924,051	3,924,051
Total	562,536	—	3,924,051	4,486,587

	As of December 31, 2021
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	419,503	—	1,971,872	2,391,375
Stock	1,498,706	—	—	1,498,706
Derivative	—	12,906	—	12,906
Long‑term available-for-sale securities	—	—	5,842,883	5,842,883
Total	1,918,209	12,906	7,814,755	9,745,870

During the years ended December 31, 2020 and 2021, there were no transfers between level 1, level 2 and level 3 categories.

11.	FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a recurring basis(Continued)

The movements of Level 3 fair value measurements for the years ended December 31, 2020 and 2021 are as follows:

US$
As of January 1, 2020	3,980,806
Additions during the year	—
Net unrealized gains	41,149
Impairment	(150,978)
Foreign currency translation adjustment	53,074
As of December 31, 2020	3,924,051
Additions during the year	1,000,000
Net unrealized gains	2,871,477
Impairment	—
Foreign currency translation adjustment	19,227
As of December 31, 2021	7,814,755

For the year ended December 31, 2020, the unrealized gains included US$41,149 recognized in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss). For the year ended December 31, 2021, the unrealized gains included US$1,899,605 recognized in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss), and US$971,872 recognized in other income in the consolidated statements of comprehensive income (loss).The Group recognized nil, US$150,978 and nil impairment loss related to the long-term available-for-sale securities as an offset of other income for the years ended December 31, 2019, 2020 and 2021.

Measured at fair value on a non‑recurring basis

The Group measures the equity securities without readily determinable fair value at fair value on a nonrecurring basis whenever there is an impairment indicator or any changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Group recognized US$755,524, nil and US$600,000 impairment loss related to the long-term equity securities without readily determinable fair value in other income for the years ended December 31, 2019, 2020 and 2021.

The Group measured the value of its share options and restricted share units granted to employees and management at fair value to determine the share based compensation expenses on each of the grant date. The fair value was determined using models with significant unobservable inputs (Level 3 inputs). Key inputs and parameters primarily include risk-free interest rate, expected stock price volatility, dividend yields, expected term, and forfeiture rates.

The Group measures goodwill at fair value on a nonrecurring basis and performs a goodwill impairment test annually or more often if event occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carry amount. The Group measured acquired intangible assets using the income approach‑discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to other intangible assets arising from acquisitions during the years ended December 31, 2020 and 2021. The fair value of goodwill is determined using discounted cash flows, and an impairment loss will be recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not recognize any impairment loss related to goodwill during the years ended December 31, 2020 and 2021. Key inputs and parameters primarily for the above impairment assessment include significant judgment and estimates by the management on future earnings, and discount rate.